Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations

Note 4. Discontinued Operations

In March 2022, Strong Studios, Inc. (“Strong Studios”) acquired, from Landmark Studio Group LLC (“Landmark”), the rights to original feature films and television series, and was assigned third party rights to content for global multiplatform distribution. The transaction entailed the acquisition of certain projects which are in varying stages of development. During the second quarter of 2022, Safehaven 2022, Inc. (“Safehaven 2022”) was established to manage the production and financing of the Safehaven television series, one of the in-process projects acquired from Landmark.

In September 2023, the Company acquired all of the outstanding capital stock of Unbounded Media Corporation (“Unbounded”), an independent media and creative production company. Unbounded developed, created and produced film, advertising, and branded content for a broad range of clients. The Company expected Unbounded, in partnership with Strong Studios, would also further develop its original IP portfolio, under its Fieldhouse Entertainment division, which included feature films employing Strong Studios’ long form production expertise and industry network.

As of December 31, 2023, the board of directors of Strong Global Entertainment approved the Company’s plan to exit its content business, including Strong Studios and Unbounded and authorized management to proceed with such plan. The plan is expected to improve the Company’s focus on its core businesses, reduce general and administrative costs, and improve financial performance. The Company may receive proceeds from the disposition of certain parts of the business and could recover development costs incurred in certain of the Strong Studios projects in the future; however, any recovery is highly speculative, and management is not able to estimate the amount, timing or likelihood of recoveries. These estimates may change based on the ultimate disposition of the operations and potential recoveries.

The Company evaluated the classification of the content business as a discontinued operation as of December 31, 2023. The content business included employees and operations that were dedicated solely to that portion of the overall business. In addition, the Company’s accounting system and bank accounts were set up in a manner that allowed for the cash flows to be clearly distinguished from the rest of the entity. The Company determined its content business is a component of an entity and represented a discontinued operation effective December 31, 2023. As noted above, management began implementing the exit plan in late December 2023. All employees of the content business were notified of the Company’s plans to exit the business in December and management immediately began working to implement the exit plan.

In connection with the plan to exit the content business, the Company shut down the acquired Unbounded operations effective December 31, 2023.

The Company also entered into a letter of intent during December 2023 and executed a Stock Purchase Agreement effective January 1, 2024 for the sale of the majority of the Strong Studios operations. As a result, the Company has classified the assets and liabilities to reflected as discontinued operations as of December 31, 2023.

Pursuant to the Stock Purchase Agreement, the Company transferred the Strong Studios legal entity and all assets and liabilities related to Strong Studios, except the assets and liabilities related to Safehaven. The Stock Purchase Agreement included a sales price of $0.6 million in cash, to be paid in installments, and assumption of certain liabilities of Strong Studios. In addition to the $0.6 million purchase price, the Company could recoup its investments in the underlying projects in the future if they projects are profitably commercialized. The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $0.

The Safehaven series, a fully complete and readily marketable project under Strong Studios, was not transferred as part of the sale. The Safehaven series was completed in mid-2023, and the Company and the other investors in the series began marketing the project for sale during the second half of 2023. Currently, the parties are involved in a dispute relating to the financial management of the project. As a result of the ongoing dispute and the impact on the Company’s ability to predict any future revenue participation from the sale/license of the series, the carrying value of the assets and liabilities has been adjusted to $0. See Note 14 for additional details related to the dispute.

The major classes of assets and liabilities included as part of discontinued operations are as follows:

(in thousands)	March 31, 2024	December 31, 2023
Accounts receivable, net	$-	$27
Other current assets	-	7
Film & TV programming rights	-	906
Total assets of discontinued operations	$-	$940

Accounts payable and accrued expenses	$90	$1,321
Long-term debt, net of current portion	71	71
Total liabilities of discontinued operations	$161	$1,392

The major line items constituting the net loss from discontinued operations are as follows:

(in thousands)	Three Months Ended
	March 31, 2024	March 31, 2023
Net revenues	$-	$-
Cost of revenues	95	-
Gross profit	(95)	-
Selling and administrative expenses	95	192
Gain on disposal of assets	-	1
Loss from operations	(190)	(191)
Other expense	(2)	-
Loss from discontinued operations	(192)	(191)
Income tax expense	-	-
Net loss from discontinued operations	$(192)	$(191)

FG Group Holdings Inc [Member]
Discontinued Operations

3. Discontinued Operations

In March 2022, Strong Studios acquired, from Landmark Studio Group LLC (“Landmark”), the rights to original feature films and television series, and was assigned third party rights to content for global multiplatform distribution. The transaction entailed the acquisition of certain projects which are in varying stages of development. During the second quarter of 2022, Safehaven 2022, Inc. (“Safehaven 2022”) was established to manage the production and financing of the Safehaven television series, one of the in-process projects acquired from Landmark.

In September 2023, the Company acquired all of the outstanding capital stock of Unbounded, an independent media and creative production company. In connection with the acquisition of Unbounded, the Company issued 0.6 million Class A Voting Common Shares. Unbounded developed, created and produced film, advertising, and branded content for a broad range of clients. The Company expected Unbounded, in partnership with Strong Studios, would also further develop its original IP portfolio, under its Fieldhouse Entertainment division, which included feature films employing Strong Studios’ long form production expertise and industry network.

As of December 31, 2023, the board of directors of Strong Global Entertainment approved the Company’s plan to exit its content business, including Strong Studios and Unbounded and authorized management to proceed with such plan. The plan is expected to improve the Company’s focus on its core businesses, reduce general and administrative costs, and improve financial performance. The Company may receive proceeds from the disposition of certain parts of the business and could recover development costs incurred in certain of the Strong Studios projects in the future; however, any recovery is highly speculative, and management is not able to estimate the amount, timing or likelihood of recoveries. These estimates may change based on the ultimate disposition of the operations and potential recoveries.

The Company evaluated the classification of the content business as a discontinued operation as of December 31, 2023. The content business included employees and operations that were dedicated solely to that portion of the overall business. In addition, the Company’s accounting system and bank accounts were set up in a manner that allowed for the cash flows to be clearly distinguished from the rest of the entity. The Company determined its content business is a component of an entity and represented a discontinued operation effective December 31, 2023. As noted above, management began implementing the exit plan in late December 2023. All employees of the content business were notified of the Company’s plans to exit the business in December 2023 and management immediately began working to implement the exit plan.

In connection with the plan to exit the content business, the Company shut down the acquired Unbounded operations effective December 31, 2023.

The Company also entered into a letter of intent during December 2023 and executed a Stock Purchase Agreement effective January 1, 2024 for the sale of the majority of the Strong Studios operations. As a result, the Company has classified the assets and liabilities to reflected as discontinued operations as of December 31, 2023.

Pursuant to the Stock Purchase Agreement, the Company transferred the Strong Studios legal entity and all assets and liabilities related to Strong Studios, except the assets and liabilities related to Safehaven. The Stock Purchase Agreement included a sales price of $0.6 million in cash, to be paid in installments, and assumption of all liabilities except for Safehaven. In addition to the $0.6 million purchase price, the Company could recoup its investments in the underlying projects in the future if the projects are profitably commercialized. The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $0, which resulted in a loss on disposal of $0.6 million.

As a result of the shutdown of Unbounded and the sale of all outstanding shares of Strong Studios, the Company recorded a loss on disposal of discontinued operations of $2.3 million during 2023.

The Safehaven series, a fully complete and readily marketable project under Strong Studios, was not transferred as part of the sale. The Safehaven series was completed in mid-2023, and the Company and the other investors in the series began marketing the project for sale during the second half of 2023. Currently, the parties are involved in a dispute relating to the financial management of the project. The Company is working to resolve the dispute and management’s intent is to fully exit the project in 2024. As a result of the ongoing dispute and the impact on the Company’s ability to predict any future revenue participation from the sale/license of the series, the carrying value of the assets and liabilities has been adjusted to $0. The write down of the Safehaven film and TV programming rights intangible asset was recorded within cost of revenues.

The major classes of assets and liabilities included as part of discontinued operations are as follows (in thousands):

	December 31, 2023	December 31, 2022
Accounts receivable, net	$27	$-
Other current assets	7	1,666
Film & TV programming rights	906	1,501
Total assets of discontinued operations	$940	$3,167

Accounts payable and accrued expenses	$1,321	$1,805
Long-term debt, net of current portion	71	-
Total liabilities of discontinued operations	$1,392	$1,805

The major line items constituting the net loss from discontinued operations are as follows (in thousands):

	Year Ended
	December 31, 2023	December 31, 2022
Net revenues	$6,385	$914
Cost of revenues	7,772	830
Gross profit	(1,387)	84
Selling and administrative expenses	1,203	639
Loss on disposal of assets	2,268	-
Loss from operations	(4,858)	(555)
Other expense	(2)	-
Loss from discontinued operations	(4,860)	(555)
Income tax expense	-	-
Net loss from discontinued operations	$(4,860)	$(555)

Strong Global Entertainment Inc [Member]
Discontinued Operations

3. Discontinued Operations

In March 2022, Strong Studios, Inc. (“Strong Studios”) acquired, from Landmark Studio Group LLC (“Landmark”), the rights to original feature films and television series, and was assigned third party rights to content for global multiplatform distribution. The transaction entailed the acquisition of certain projects which are in varying stages of development. During the second quarter of 2022, Safehaven 2022, Inc. (“Safehaven 2022”) was established to manage the production and financing of the Safehaven television series, one of the in-process projects acquired from Landmark.

In September 2023, the Company acquired all of the outstanding capital stock of Unbounded Media Corporation (“Unbounded”), an independent media and creative production company. Unbounded developed, created and produced film, advertising, and branded content for a broad range of clients. The Company expected Unbounded, in partnership with Strong Studios, would also further develop its original IP portfolio, under its Fieldhouse Entertainment division, which included feature films employing Strong Studios’ long form production expertise and industry network.

As of December 31, 2023, the board of directors of Strong Global Entertainment approved the Company’s plan to exit its content business, including Strong Studios and Unbounded and authorized management to proceed with such plan. The plan is expected to improve the Company’s focus on its core businesses, reduce general and administrative costs, and improve financial performance. The Company may receive proceeds from the disposition of certain parts of the business and could recover development costs incurred in certain of the Strong Studios projects in the future; however, any recovery is highly speculative, and management is not able to estimate the amount, timing or likelihood of recoveries. These estimates may change based on the ultimate disposition of the operations and potential recoveries.

Management evaluated the classification of the content business as a discontinued operation as of December 31, 2023. The content business included employees and operations that were dedicated solely to that portion of the overall business. In addition, the Company’s accounting system and bank accounts were set up in a manner that allowed for the cash flows to be clearly distinguished from the rest of the entity. Management determined its content business is a component of an entity and represented a discontinued operation effective December 31, 2023. As noted above, management began implementing the exit plan in late December 2023. All employees of the content business were notified of the Company’s plans to exit the business in December and management immediately began working to implement the exit plan.

In connection with the plan to exit the content business, the Company shut down the acquired Unbounded operations effective December 31, 2023.

The Company also entered into a letter of intent during December 2023 and executed a Stock Purchase Agreement effective January 1, 2024 for the sale of the majority of the Strong Studios operations. As a result, the Company has classified the assets and liabilities to reflected as discontinued operations as of December 31, 2023. The assets and liabilities transferred to the purchaser during the first quarter of 2024.

Pursuant to the Stock Purchase Agreement, the Company transferred the Strong Studios legal entity and all assets and liabilities related to Strong Studios, except the assets and liabilities related to Safehaven. The Stock Purchase Agreement included a sales price of $0.6 million in cash, to be paid in installments, and assumption of certain liabilities of Strong Studios. In addition to the $0.6 million purchase price, the Company could recoup its investments in the underlying projects in the future if they projects are profitably commercialized. The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $0.

The Safehaven series, a fully complete and readily marketable project under Strong Studios, was not transferred as part of the sale. The Safehaven series was completed in mid-2023, and the Company and the other investors in the series began marketing the project for sale during the second half of 2023. Currently, the parties are involved in a dispute relating to the financial management of the project. The Company is working to resolve the dispute and management’s intent is to fully exit the project during 2024. As a result of the ongoing dispute and the impact on the Company’s ability to predict any future revenue participation from the sale/license of the series, the carrying value of the assets and liabilities has been adjusted to $0.

The major classes of assets and liabilities included as part of discontinued operations are as follows (in thousands):

Liabilities

	March 31, 2024	December 31, 2023
Accounts receivable, net	$-	$27
Other current assets	-	7
Film & TV programming rights	-	906
Total assets of discontinued operations	$-	$940

Accounts payable and accrued expenses	$90	$1,321
Long-term debt, net of current portion	71	71
Total liabilities of discontinued operations	$161	$1,392

The major line items constituting the net loss from discontinued operations are as follows (in thousands):

	Three Months Ended
	March 31, 2024	March 31, 2023
Net revenues	$-	$-
Cost of revenues	95	-
Gross profit	(95)	-
Selling and administrative expenses	95	192
Gain on disposal of assets	-	1
Loss from operations	(190)	(191)
Other expense	(2)	-
Loss from discontinued operations	(192)	(191)
Income tax expense	-	-
Net loss from discontinued operations	$(192)	$(191)

3. Discontinued Operations

In March 2022, Strong Studios acquired, from Landmark Studio Group LLC (“Landmark”), the rights to original feature films and television series, and was assigned third party rights to content for global multiplatform distribution. The transaction entailed the acquisition of certain projects which are in varying stages of development. During the second quarter of 2022, Safehaven 2022, Inc. (“Safehaven 2022”) was established to manage the production and financing of the Safehaven television series, one of the in-process projects acquired from Landmark.

In September 2023, the Company acquired all of the outstanding capital stock of Unbounded, an independent media and creative production company. In connection with the acquisition of Unbounded, the Company issued 0.6 million Class A Voting Common Shares. Unbounded developed, created and produced film, advertising, and branded content for a broad range of clients. The Company expected Unbounded, in partnership with Strong Studios, would also further develop its original IP portfolio, under its Fieldhouse Entertainment division, which included feature films employing Strong Studios’ long form production expertise and industry network.

As of December 31, 2023, the board of directors of Strong Global Entertainment approved the Company’s plan to exit its content business, including Strong Studios and Unbounded and authorized management to proceed with such plan. The plan is expected to improve the Company’s focus on its core businesses, reduce general and administrative costs, and improve financial performance. The Company may receive proceeds from the disposition of certain parts of the business and could recover development costs incurred in certain of the Strong Studios projects in the future; however, any recovery is highly speculative, and management is not able to estimate the amount, timing or likelihood of recoveries. These estimates may change based on the ultimate disposition of the operations and potential recoveries.

The Company evaluated the classification of the content business as a discontinued operation as of December 31, 2023. The content business included employees and operations that were dedicated solely to that portion of the overall business. In addition, the Company’s accounting system and bank accounts were set up in a manner that allowed for the cash flows to be clearly distinguished from the rest of the entity. The Company determined its content business is a component of an entity and represented a discontinued operation effective December 31, 2023. As noted above, management began implementing the exit plan in late December 2023. All employees of the content business were notified of the Company’s plans to exit the business in December and management immediately began working to implement the exit plan.

In connection with the plan to exit the content business, the Company shut down the acquired Unbounded operations effective December 31, 2023.

The Company also entered into a letter of intent during December 2023 and executed a Stock Purchase Agreement effective January 1, 2024 for the sale of the majority of the Strong Studios operations. As a result, the Company has classified the assets and liabilities to reflected as discontinued operations as of December 31, 2023.

Pursuant to the Stock Purchase Agreement, the Company transferred the Strong Studios legal entity and all assets and liabilities related to Strong Studios, except the assets and liabilities related to Safehaven. The Stock Purchase Agreement included a sales price of $0.6 million in cash, to be paid in installments, and assumption of certain liabilities of Strong Studios. In addition to the $0.6 million purchase price, the Company could recoup its investments in the underlying projects in the future if they projects are profitably commercialized. The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $0, which resulted in a loss on disposal of $0.6 million.

As a result of the shutdown of Unbounded and the sale of the majority of the operations of Strong Studios, the Company recorded a loss on disposal of $2.3 million during 2023.

The Safehaven series, a fully complete and readily marketable project under Strong Studios, was not transferred as part of the sale. The Safehaven series was completed in mid-2023, and the Company and the other investors in the series began marketing the project for sale during the second half of 2023. Currently, the parties are involved in a dispute relating to the financial management of the project. The Company is working to resolve the dispute and management’s intent is to fully exit the project in early 2024. As a result of the ongoing dispute and the impact on the Company’s ability to predict any future revenue participation from the sale/license of the series, the carrying value of the assets and liabilities has been adjusted to $0. The write down of the Safehaven film and TV programming rights intangible asset was recorded within cost of revenues.

The major classes of assets and liabilities included as part of discontinued operations are as follows (in thousands):

	December 31, 2023	December 31, 2022
Accounts receivable, net	$27	$-
Other current assets	7	1,666
Film & TV programming rights	906	1,501
Total assets of discontinued operations	$940	$3,167

Accounts payable and accrued expenses	$1,321	$1,805
Long-term debt, net of current portion	71	-
Total liabilities of discontinued operations	$1,392	$1,805

The major line items constituting the net loss from discontinued operations are as follows (in thousands):

	Year Ended
	December 31, 2023	December 31, 2022
Net revenues	$6,385	$914
Cost of revenues	7,772	830
Gross profit	(1,387)	84
Selling and administrative expenses	1,203	639
Loss on disposal of assets	2,268	-
Loss from operations	(4,858)	(555)
Other expense	(2)	-
Loss from discontinued operations	(4,860)	(555)
Income tax expense	-	-
Net loss from discontinued operations	$(4,860)	$(555)